Financial instruments (FI) - Assets measured at fair value (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2023	Dec. 31, 2022
Assets
Cash and Due from Banks	SFr 127	SFr 198
Interest-bearing deposits with banks	16	14
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	31,683	40,793
Securities received as collateral	2,220	2,978
Trading assets	37,238	65,955
Available-for-sale Securities, Debt Securities	854	796
Other investments	2,405	3,730
Loans	4,556	7,358
Other intangible assets (mortgage servicing rights), at fair value	337	403
Other assets	5,447	8,947
Other assets - of which failed purchases	569	801
Netting impact	(60,400)	(78,000)
Recurring basis
Assets
Cash and Due from Banks	127	198
Interest-bearing deposits with banks	16	14
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	31,683	40,793
Securities received as collateral	2,220	2,978
Trading assets	37,238	65,955
Available-for-sale Securities, Debt Securities	854	796
Other investments	2,405	3,730
Loans	4,556	7,358
Loans - of which commercial and industrial	2,147	2,681
Loans - of which financial institutions	1,097	2,989
Loans - of which government and public institutions	1,129	1,366
Other intangible assets (mortgage servicing rights), at fair value	337	403
Other assets	5,447	8,947
Other assets - of which loans held-for-sale	4,473	7,813
Other assets - of which failed purchases	541	730
Netting impact	(60,414)	(77,915)
Total assets at fair value	84,883	131,172
Recurring basis | Other equity investments
Assets
Other investments	1,779	3,070
Recurring basis | Life finance instruments
Assets
Other investments	510	587
Recurring basis | Debt securities
Assets
Trading assets	19,452	37,614
Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	13,196	15,800
Recurring basis | Debt securities | Corporate debt securities
Assets
Trading assets	4,064	8,160
Recurring basis | Debt securities | RMBS
Assets
Trading assets	1,156	10,866
Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	753	1,354
Recurring basis | Equity securities
Assets
Trading assets	7,435	13,182
Recurring basis | Derivative instruments
Assets
Trading assets	7,552	11,143
Netting impact	(60,268)	(77,695)
Recurring basis | Trading assets
Assets
Netting impact	(60,268)	(77,695)
Recurring basis | Other
Assets
Trading assets	2,799	4,016
Recurring basis | Other assets
Assets
Netting impact	(146)	(220)
Recurring basis | Level 1
Assets
Cash and Due from Banks	0	0
Interest-bearing deposits with banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	100
Securities received as collateral	1,852	2,318
Trading assets	21,567	33,724
Available-for-sale Securities, Debt Securities	0	0
Other investments	0	0
Loans	0	0
Loans - of which commercial and industrial	0	0
Loans - of which financial institutions	0	0
Loans - of which government and public institutions	0	0
Other intangible assets (mortgage servicing rights), at fair value	0	0
Other assets	66	78
Other assets - of which loans held-for-sale	0	0
Other assets - of which failed purchases	50	54
Total assets at fair value	23,485	36,220
Recurring basis | Level 1 | Other equity investments
Assets
Other investments	0	0
Recurring basis | Level 1 | Life finance instruments
Assets
Other investments	0	0
Recurring basis | Level 1 | Debt securities
Assets
Trading assets	9,264	13,084
Recurring basis | Level 1 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	7,615	10,117
Recurring basis | Level 1 | Debt securities | Corporate debt securities
Assets
Trading assets	1,572	2,718
Recurring basis | Level 1 | Debt securities | RMBS
Assets
Trading assets	0	5
Recurring basis | Level 1 | Debt securities | Collateralized debt obligations
Assets
Trading assets	13	197
Recurring basis | Level 1 | Equity securities
Assets
Trading assets	6,413	11,772
Recurring basis | Level 1 | Derivative instruments
Assets
Trading assets	4,663	7,571
Recurring basis | Level 1 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	16	1,617
Recurring basis | Level 1 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	26	24
Recurring basis | Level 1 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	4,615	5,927
Recurring basis | Level 1 | Derivative instruments | Credit derivatives
Assets
Trading assets	0	0
Recurring basis | Level 1 | Derivative instruments | Other derivatives
Assets
Trading assets	0	0
Recurring basis | Level 1 | Other
Assets
Trading assets	1,227	1,297
Recurring basis | Level 2
Assets
Cash and Due from Banks	127	198
Interest-bearing deposits with banks	16	14
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	31,683	40,693
Securities received as collateral	368	660
Trading assets	72,949	105,555
Available-for-sale Securities, Debt Securities	854	796
Other investments	15	17
Loans	3,741	6,318
Loans - of which commercial and industrial	1,928	2,381
Loans - of which financial institutions	810	2,591
Loans - of which government and public institutions	910	1,112
Other intangible assets (mortgage servicing rights), at fair value	0	44
Other assets	4,620	8,316
Other assets - of which loans held-for-sale	3,674	7,165
Other assets - of which failed purchases	479	664
Total assets at fair value	114,373	162,611
Recurring basis | Level 2 | Other equity investments
Assets
Other investments	15	17
Recurring basis | Level 2 | Life finance instruments
Assets
Other investments	0	0
Recurring basis | Level 2 | Debt securities
Assets
Trading assets	9,326	23,288
Recurring basis | Level 2 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	5,533	5,597
Recurring basis | Level 2 | Debt securities | Corporate debt securities
Assets
Trading assets	1,956	4,998
Recurring basis | Level 2 | Debt securities | RMBS
Assets
Trading assets	1,069	10,417
Recurring basis | Level 2 | Debt securities | Collateralized debt obligations
Assets
Trading assets	581	941
Recurring basis | Level 2 | Equity securities
Assets
Trading assets	651	676
Recurring basis | Level 2 | Derivative instruments
Assets
Trading assets	61,962	79,606
Recurring basis | Level 2 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	26,333	31,900
Recurring basis | Level 2 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	15,824	25,512
Recurring basis | Level 2 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	17,458	18,669
Recurring basis | Level 2 | Derivative instruments | Credit derivatives
Assets
Trading assets	1,989	3,059
Recurring basis | Level 2 | Derivative instruments | Other derivatives
Assets
Trading assets	190	197
Recurring basis | Level 2 | Other
Assets
Trading assets	1,010	1,985
Recurring basis | Level 3
Assets
Cash and Due from Banks	0	0
Interest-bearing deposits with banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	0	0
Trading assets	2,712	3,828
Available-for-sale Securities, Debt Securities	0	0
Other investments	1,942	3,313
Loans	815	1,040
Loans - of which commercial and industrial	219	300
Loans - of which financial institutions	287	398
Loans - of which government and public institutions	219	254
Other intangible assets (mortgage servicing rights), at fair value	337	359
Other assets	907	773
Other assets - of which loans held-for-sale	799	648
Other assets - of which failed purchases	12	12
Total assets at fair value	6,713	9,313
Recurring basis | Level 3 | Other equity investments
Assets
Other investments	1,428	2,725
Recurring basis | Level 3 | Life finance instruments
Assets
Other investments	510	587
Recurring basis | Level 3 | Debt securities
Assets
Trading assets	802	1,211
Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	48	86
Recurring basis | Level 3 | Debt securities | Corporate debt securities
Assets
Trading assets	504	413
Recurring basis | Level 3 | Debt securities | RMBS
Assets
Trading assets	87	444
Recurring basis | Level 3 | Debt securities | Collateralized debt obligations
Assets
Trading assets	159	216
Recurring basis | Level 3 | Equity securities
Assets
Trading assets	153	222
Recurring basis | Level 3 | Derivative instruments
Assets
Trading assets	1,195	1,661
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	47	671
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	25	17
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	488	295
Recurring basis | Level 3 | Derivative instruments | Credit derivatives
Assets
Trading assets	140	130
Recurring basis | Level 3 | Derivative instruments | Other derivatives
Assets
Trading assets	495	548
Recurring basis | Level 3 | Other
Assets
Trading assets	562	734
Recurring basis | Fair value measured at net asset value per share
Assets
Trading assets	278	543
Other investments	448	400
Total assets at fair value	726	943
Recurring basis | Fair value measured at net asset value per share | Other equity investments
Assets
Other investments	336	328
Recurring basis | Fair value measured at net asset value per share | Debt securities
Assets
Trading assets	60	31
Recurring basis | Fair value measured at net asset value per share | Debt securities | Corporate debt securities
Assets
Trading assets	32	31
Recurring basis | Fair value measured at net asset value per share | Equity securities
Assets
Trading assets	SFr 218	SFr 512